Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Jul. 02, 2023 USD ($)	Jul. 03, 2022 USD ($)	Jun. 27, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following tables and related disclosure to illustrate the relationship between executive compensation “actually paid” (as calculated herein) and certain measures of Company financial performance. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with its performance in practice, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement. References to “PEO” in the tables below refer to Mr. C. McCann, who was our Chief Executive Officer during Fiscal 2023.

					Value of Initial Fixed $100 Investment Based On:
	Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO Named Executive Officers	Average Compensation Actually Paid to non-PEO Named Executive Officers	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Loss) (Thousands)	Adjusted EBITDA (Thousands)
Year	(1)($)	(2)($)	(3)($)	(4)($)	(5)($)	(6)($)	(7)($)	(8)($)

2023	2,491,246	2,254,209	2,009,019	1,774,272	39	130	(44,702)	91,204
2022	4,818,185	(541,510)	1,908,034	(818,909)	48	104	29,610	98,983
2021	3,157,705	5,461,145	3,312,977	4,631,438	159	137	118,652	213,065

(1)

Amounts reported in this column are the amounts of total compensation reported for Mr. C. McCann (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation — Summary Compensation Table.”

(2)

The amounts shown in this column reflect the “compensation actually paid” (“CAP”) as calculated under SEC rules to Mr. C. McCann for each corresponding fiscal year. A reconciliation between Summary Compensation Table Total Compensation and CAP, is set forth below.

(3)

The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the PEO. The named executive officers included for this purpose for each applicable fiscal year are as follows: (i) for 2023, Mr. Shea, Mr. J. McCann, Mr. Hartnett, and Mr. Rowland; (ii) for 2022 and 2021, Mr. Shea, Mr. J. McCann, Mr. Hartnett, and Steven A. Lightman. Mr. Lightman served as the Company’s Group President, Gourmet Foods & Gift Baskets from June 2020 to July 2022.

(4)

The amounts shown in this column reflect, for each applicable fiscal year, the average amount of CAP as calculated under SEC rules to the Company’s named executive officers other than the PEO. A reconciliation between Summary Compensation Table Total Compensation and CAP, is set forth below.

(5)

The amounts shown in this column reflect the value based on the cumulative total shareholder return, during the period from June 26, 2020 through the end of the applicable fiscal year, of a hypothetical investment of $100 in the Company’s Class A Common Stock as of the market close on June 26, 2020.

(6)

The amounts shown in this column reflect the value based on the cumulative total shareholder return of the S&P Consumer Discretionary Index, the published industry index used in the performance graph for the fiscal year ended July 2, 2023, during the period from June 26, 2020 through the end of the applicable fiscal year, of a hypothetical investment of $100 as of the market close on June 26, 2020. A comparison of the cumulative total return of the S&P Consumer Discretionary Index is also included in the Annual Report of the Company being made available to stockholders currently with this Proxy Statement during the period from June 30, 2018 through July 2, 2023, and the NASDAQ Non-Financial Index during the period from June 30, 2018 through December 31, 2022. A comparison of the total return of the NASDAQ Non-Financial Index was presented in the previous Annual Report of the Company, however the NASDAQ Non-Financial Index is no longer available and has been replaced for purposes of the presentation in the Annual Report of the Company with the S&P 500 Consumer Discretionary Index as it contains S&P 500 companies classified as consumer discretionary companies based on GICS codes.

(7)	Represents the amount of net income (loss) reflected in the Company’s audited financial statements for each applicable year.

(8)

Represents the amount of Adjusted EBITDA reported by the Company for each applicable year. Adjusted EBITDA is the measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during Fiscal 2023. Adjusted EBITDA is a non-GAAP financial measure. Adjusted EBITDA is determined on a pre-bonus basis, excluding: (i) the impact of acquisitions, (ii) stock-based compensation, (iii) non-qualified plan investment appreciation/depreciation, and (iv) certain items affecting period-to-period comparability, including litigation settlements and transaction costs.

PEO Total Compensation Amount	$ 2,491,246	$ 4,818,185	$ 3,157,705
PEO Actually Paid Compensation Amount	$ 2,254,209	(541,510)	5,461,145
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table “Total” to CAP to PEO and Average CAP to Other NEOs

For all equity awards, our methodology for calculating the fair value of awards remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements to restricted stock awards based on movements in the Company’s stock price.

	2023		2022		2021
	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)	PEO ($)	Average of Other NEOs ($)
Summary Compensation Table “Total” Compensation	2,491,246	2,009,019	4,818,185	1,908,034	3,157,705	3,312,977

Value of stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	(1,379,291)	(930,923)	(4,000,026)	(995,568)	(968,750)	(1,899,906)

Fair value at the covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,217,012	837,836		145,715	1,563,368	2,308,540

Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(27,695)	(113,420)	(1,342,471)	(1,897,475)	1,611,586	756,733

Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(47,063)	(28,239)	(17,198)	20,385	97,236	153,095

CAP Amounts (as calculated)	2,254,209	1,774,272	(541,510)	(818,909)	5,461,145	4,631,438

Non-PEO NEO Average Total Compensation Amount	$ 2,009,019	1,908,034	3,312,977
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,774,272	(818,909)	4,631,438
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP and Performance

The following graphs address the relationship between CAP as disclosed in the Pay versus Performance Table and: (1) the Company’s Adjusted EBITDA, (2) the Company’s net income, and (3) Total shareholder return of the Company and both the S&P 500 Consumer Discretionary Index and NASDAQ Non-Financial Index. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, various accounting valuation assumptions estimated based on applicable GAAP, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following is a list of the most important financial performance measures that the Company has used to link NEO compensation to Company performance for Fiscal 2023:

1. Revenue; and

2. Adjusted EBITDA (non-GAAP).

See “Compensation Discussion and Analysis” for a discussion of how the above performance measures were used in our compensation program for Fiscal 2023.

Total Shareholder Return Amount	$ 39	48	159
Peer Group Total Shareholder Return Amount	130	104	137
Net Income (Loss)	$ (44,702,000)	$ 29,610,000	$ 118,652,000
Company Selected Measure Amount	91,204	98,983	213,065
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO Value of Stock Awards And Option Awards Included In Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,379,291)	$ (4,000,026)	$ (968,750)
NEO Value of Stock Awards And Option Awards Included In Summary Compensation Table Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(930,923)	(995,568)	(1,899,906)
PEO Fair Value At The Covered Fiscal Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,217,012		1,563,368
NEO Fair Value At The Covered Fiscal Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	837,836	145,715	2,308,540
PEO Year-Over-Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,695)	(1,342,471)	1,611,586
NEO Year-Over-Year Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,420)	(1,897,475)	756,733
PEO Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,063)	(17,198)	97,236
NEO Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,239)	$ 20,385	$ 153,095